ALLOWANCE FOR DOUBTFUL ACCOUNTS	12 Months Ended
Dec. 31, 2015
ALLOWANCE FOR DOUBTFUL ACCOUNTS
ALLOWANCE FOR DOUBTFUL ACCOUNTS

4. ALLOWANCE FOR DOUBTFUL ACCOUNTS

        Allowance for doubtful accounts are comprised of allowances for accounts receivable trade, advances to suppliers and other receivables.

        An analysis of allowances for accounts receivable, trade for the years ended December 31, 2013, 2014 and 2015 is as follows:

	Years Ended December 31,
	2013	2014	2015
	$	$	$
Beginning of the year	47,582	38,483	31,817
Allowances reversed during the year, net	(1,897)	(5,843)	(1,084)
Accounts written-off against allowances	(7,878)	(9)	(858)
Foreign exchange effect	676	(814)	(1,719)

Closing balance	38,483	31,817	28,156

        An analysis of allowances for advances to suppliers for the years ended December 31, 2013, 2014 and 2015 is as follows:

	Years Ended December 31,
	2013	2014	2015
	$	$	$
Beginning of the year	38,545	40,047	37,735
Allowances made during the year, net	855	4	1,291
Accounts written-off against allowances	—	—	(9,465)
Foreign exchange effect	647	(2,316)	(932)

Closing balance	40,047	37,735	28,629

        An analysis of allowances for other receivables for the years ended December 31, 2013, 2014, 2015 is as follows:

	Years Ended December 31,
	2013	2014	2015
	$	$	$
Beginning of the year	756	887	830
Allowances made (reversed) during the year, net	108	(53)	3,257
Foreign exchange effect	23	(4)	(202)

Closing balance	887	830	3,885